BETTER 10K - COMMITMENTS AND CONTINGENCIES (Details) - USD ($) shares in Millions		1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 01, 2021	Jul. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Restricted cash			$ 25,011,000	$ 36,437,000	$ 28,106,000	$ 40,555,000
Escrow liability			5,100,000		8,000,000	11,600,000
Deposits, excluded from balance sheet			300,000		300,000	2,000,000
Silicon Valley Bank
Loss Contingencies [Line Items]
Cash					900,000
Letter of credit					6,500,000
Escrow deposits
Loss Contingencies [Line Items]
Restricted cash			$ 5,100,000		$ 8,000,000	$ 11,600,000
LHFS originated | Geographic Concentration Risk | Florida
Loss Contingencies [Line Items]
Concentration risk percentage			14.00%		10.00%
LHFS originated | Geographic Concentration Risk | Texas
Loss Contingencies [Line Items]
Concentration risk percentage			12.00%		11.00%
LHFS originated | Geographic Concentration Risk | California
Loss Contingencies [Line Items]
Concentration risk percentage					11.00%	15.00%
One loan purchaser | Loans sold | Customer concentration risk
Loss Contingencies [Line Items]
Concentration risk percentage			75.00%	66.00%	65.00%	60.00%
IRLCs
Loss Contingencies [Line Items]
Notional amounts			$ 239,575,000		$ 225,372,000	$ 2,560,577,000
Forward commitments
Loss Contingencies [Line Items]
Notional amounts			356,000,000		422,000,000	2,818,700,000
Employee related labor dispute
Loss Contingencies [Line Items]
Loss contingency, estimated liability			8,400,000		8,400,000	5,900,000
Investor legal matter
Loss Contingencies [Line Items]
Side letter provision, repurchase of common stock (in shares)		1.9
Side letter provision, repurchase of common stock, price		$ 1
Side letter provision, purchase right entitled to exercise, percent	50.00%
Regulatory matters
Loss Contingencies [Line Items]
Loss contingency, estimated liability			$ 12,200,000		11,900,000	13,200,000
Reduction of liability					$ 1,300,000
Litigation expense						$ 13,200,000